Summary of Significant Accounting Policies - Schedule of Changes in Product Warrant Liability (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Standard Product Warranty Disclosure [Abstract]
Warranty reserve, beginning of period	$ 1,147	$ 552	$ 763	$ 508	$ 508	$ 161
Provisions made to warranty reserve during the period	1,156	184	1,786	249	637	550
Charges against warranty reserve during the period	(997)	(94)	(1,243)	(115)	(382)	(203)
Warranty reserve, end of period	$ 1,306	$ 642	$ 1,306	$ 642	$ 763	$ 508